FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional value of forward contracts	$ 25,417	$ 18,830
Net asset (liability)	$ (164)	$ 827
Sensitivity analysis variance, percentage	10.00%	10.00%
Effect of variance on net income	$ 394	$ 985
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Realized foreign exchange gain (loss) reclassified to employment costs	$ 1,134	$ (384)